UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Retirement Shares
March 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 1.66%
Gol Linhas Aereas Inteligentes S.A., ADR	200,000	$6,086,000
Southwest Airlines Co.	225,000	3,307,500
		9,393,500
Aircraft - 2.87%
Boeing Company (The)	120,000	10,669,200
United Technologies Corporation	85,000	5,525,000
		16,194,200
Business Equipment and Services - 2.33%
Bucyrus International, Inc., Class A	130,000	6,689,800
CheckFree Corporation*	175,000	6,489,875
		13,179,675
Capital Equipment - 3.24%
Caterpillar Inc.	60,000	4,021,800
Illinois Tool Works Inc.	160,000	8,256,000
Joy Global Inc.	140,000	6,006,700
		18,284,500
Chemicals - Petroleum and Inorganic - 2.02%
E.I. du Pont de Nemours and Company	100,000	4,943,000
UAP Holding Corp.	250,000	6,461,250
		11,404,250
Coal - 0.89%
Peabody Energy Corporation	125,000	5,030,000

Communications Equipment - 5.69%
Cisco Systems, Inc.*	250,000	6,373,750
Corning Incorporated*	300,000	6,822,000
Marvell Technology Group Ltd.*	350,000	5,874,750
Nokia Corporation, Series A, ADR	200,000	4,584,000
QUALCOMM Incorporated	200,000	8,523,000
		32,177,500
Computers - Micro - 1.56%
Apple Inc.*	50,000	4,645,250
Sun Microsystems, Inc.*	700,000	4,196,500
		8,841,750
Computers - Peripherals - 3.44%
Adobe Systems Incorporated*	200,000	8,339,000
Citrix Systems, Inc.*	175,000	5,601,750
Intuit Inc.*	200,000	5,473,000
		19,413,750
Consumer Electronics - 1.07%
NAVTEQ Corporation*	175,000	6,037,500

Defense - 1.35%
General Dynamics Corporation	100,000	7,640,000

Electronic Components - 2.93%
Broadcom Corporation, Class A*	150,000	4,808,250
Linear Technology Corporation	175,000	5,526,500
Microchip Technology Incorporated	175,000	6,220,375
		16,555,125
Electronic Instruments - 2.10%
Lam Research Corporation*	125,000	5,916,250
Varian Medical Systems, Inc.*	125,000	5,961,250
		11,877,500
Farm Machinery - 1.15%
AGCO Corporation*	175,000	6,469,750

Food and Related - 0.68%
Wm. Wrigley Jr. Company	75,000	3,819,750

Gold and Precious Metals - 3.96%
Agnico-Eagle Mines Limited	150,000	5,313,000
Barrick Gold Corporation	325,000	9,278,750
Goldcorp Inc.	325,000	7,806,500
		22,398,250
Health Care - General - 1.16%
Cooper Companies, Inc. (The)	135,000	6,563,700

Hotel and Gaming - 1.90%
Melco PBL Entertainment (Macau) Limited, ADR*	350,000	5,629,750
Pinnacle Entertainment, Inc.*	175,000	5,087,250
		10,717,000
Mining - 4.48%
Arch Coal, Inc.	150,000	4,603,500
Cameco Corporation	165,000	6,755,100
Freeport-McMoRan Copper & Gold Inc., Class B	125,000	8,273,750
Rio Tinto plc, ADR	25,000	5,695,250
		25,327,600
Motion Pictures - 0.97%
Regal Entertainment Group	275,000	5,464,250

Motor Vehicles - 0.98%
Ford Motor Company	700,000	5,523,000

Multiple Industry - 1.17%
Altria Group, Inc.	75,000	6,585,750

Petroleum - Domestic - 4.04%
Bill Barrett Corporation*	200,000	6,482,000
Delta Petroleum Corporation*	475,000	10,913,125
ENSCO International Incorporated	100,000	5,440,000
		22,835,125
Petroleum - International - 4.81%
Apache Corporation	150,000	10,605,000
Chesapeake Energy Corporation	150,000	4,632,000
Ultra Petroleum Corp.*	225,000	11,954,250
		27,191,250
Petroleum - Services - 6.77%
GlobalSanteFe Corporation	100,000	6,168,000
National Oilwell Varco, Inc.*	115,000	8,945,850
Rowan Companies, Inc.	225,000	7,305,750
Transocean Inc.*	125,000	10,212,500
Weatherford International Ltd.*	125,000	5,637,500
		38,269,600
Railroad - 2.77%
Burlington Northern Santa Fe Corporation	100,000	8,043,000
Union Pacific Corporation	75,000	7,616,250
		15,659,250
Retail - Specialty Stores - 4.12%
Best Buy Co., Inc.	150,000	7,308,000
Chico's FAS, Inc.*	275,000	6,718,250
Coldwater Creek Inc.*	275,000	5,575,625
Home Depot, Inc. (The)	100,000	3,674,000
		23,275,875
Security and Commodity Brokers - 10.52%
Bear Stearns Companies Inc. (The)	60,000	9,021,000
Deutsche Borse AG (A)	40,000	9,188,474
Evergreen Energy Inc.*	700,000	4,599,000
Goldman Sachs Group, Inc. (The)	30,000	6,198,900
Investment Technology Group, Inc.*	175,000	6,860,000
Merrill Lynch & Co., Inc.	60,000	4,900,200
NYMEX Holdings, Inc.*	50,000	6,788,000
UBS AG	200,000	11,886,000
		59,441,574
Steel - 1.31%
Companhia Vale do Rio Doce, ADR	200,000	7,398,000

Timesharing and Software - 2.82%
Google Inc., Class A*	24,000	10,989,240
MVC Capital, Inc.	315,000	4,929,750
		15,918,990
Utilities - Gas and Pipeline - 1.09%
Southwestern Energy Company*	150,000	6,147,000

Utilities - Telephone - 0.79%
China Mobile (Hong Kong) Limited, ADR	100,000	4,485,000

TOTAL COMMON STOCKS - 86.64%		$489,519,964

(Cost: $447,664,120)

PREFERRED STOCKS - 0.94%

Multiple Industry
Freeport-McMoRan Copper & Gold Inc.	50,000	$5,345,500
(Cost: $5,000,000)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.65%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,650	3,683,314

Business Equipment - 0.89%
USA Waste Services, Inc.,
7.125%, 10-1-07	5,000	5,031,865

TOTAL CORPORATE DEBT SECURITIES - 1.54%		$8,715,179

(Cost: $8,693,005)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 0.70%
National Archives Facility Trust,
8.5%, 9-1-19	3,288	3,932,433

Mortgage Backed Obligations - 0.21%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.5%, 12-1-31	724	745,460
6.5%, 1-1-32	425	437,514
		1,182,974
Treasury Obligations - 5.18%
United States Treasury Notes:
4.25%, 8-15-14	20,000	19,550,780
4.25%, 8-15-15	10,000	9,732,420
		29,283,200

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 6.09%		$34,398,607

(Cost: $34,091,677)

SHORT-TERM SECURITIES

Commercial Paper
Banks - 0.88%
Lloyds TSB Bank PLC,
5.265%, 4-2-07	5,000	4,999,269

Finance Companies - 0.70%
BP Capital Markets p.l.c.,
5.42%, 4-2-07	3,949	3,948,405

Forest and Paper Products - 0.38%
Sonoco Products Co.,
5.47%, 4-2-07	2,128	2,127,677

Health Care - Drugs - 0.88%
GlaxoSmithKline Finance plc,
5.32%, 4-10-07	5,000	4,993,350

Publishing - 1.24%
Gannett Co., Inc.,
5.32%, 4-5-07	7,000	6,995,862

Total Commercial Paper - 4.08%		23,064,563

Commercial Paper (backed by irrevocable bank letter of credit) - 0.71%
Finance Companies
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.26%, 4-30-07	4,000	3,983,051

TOTAL SHORT-TERM SECURITIES - 4.79%		$27,047,614

(Cost: $27,047,614)

TOTAL INVESTMENT SECURITIES - 100.00%		$565,026,864

(Cost: $522,496,416)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Listed on an exchange outside the United States

Cash serves as collateral for the following open future contracts at March 31, 2007:

Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation)

S&P 500 E-Mini	Short	(140)	6-15-07	(10,046,505)	28,105

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007